Significant Contracts - Schedule of License Agreements (Details)	12 Months Ended
Dec. 31, 2024
C Wonder Qurate Agreement
Concentration Risk [Line Items]
Current Term Expiry	Dec. 31, 2026
Automatic Renewal	2 years
Product Launch	March 2023
TowerHill by Christie Brinkley Qurate Agreement
Concentration Risk [Line Items]
Current Term Expiry	May 30, 2027
Automatic Renewal	3 years
Product Launch	May 2024
LB70 by Lloyd Boston Qurate Agreement [Member]
Concentration Risk [Line Items]
Current Term Expiry	Dec. 31, 2025
Automatic Renewal	2 years
Product Launch	August 2024
Longaberger Qurate Agreement
Concentration Risk [Line Items]
Current Term Expiry	Oct. 31, 2025
Automatic Renewal	2 years
Product Launch	November 2019